Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 171,179	$ 182,515
Deferred income tax recovery charged to statement of operations	(2,297)	(11,336)
Deferred income tax expense charged to equity	856	0
Ending balance deferred tax liability (asset)	$ 169,738	$ 171,179